CASH TRUST SERIES, INC.

GOVERNMENT CASH SERIES

MUNICIPAL CASH SERIES
PRIME CASH SERIES
TREASURY CASH SERIES



SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION, AS APPROPRIATE, DATED SEPTEMBER 30, 1998

I. At the June 30, 1999 shareholder meeting, shareholders approved the following changes to become effective July 1, 1999:

     (1)  Elected three Directors.

     (2)  Ratified the selection of the Company's independent auditors.

II. The meeting was adjourned to September 10, 1999, 2:00 p.m. (Eastern time), at 2800 Corporate Drive, Pittsburgh, PA 15237-7000 with respect to the following proposals. Unless shareholders are notified otherwise, these changes will take effect on September 13, 1999.

                  (1) To make changes to the Funds' fundamental investment policies:

(a) To amend the Funds' fundamental investment policy regarding diversification of its investments (GOVERNMENT CASH SERIES AND TREASURY CASH SERIES ONLY) to read as follows:

                          "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

(b) To amend the Funds' fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

                          "The Fund may borrow money, directly or indirectly,
and issue senior securities to the maximum extent permitted under the 1940 Act."

(c) To amend the Funds' fundamental investment policies regarding investments in real estate (GOVERNMENT CASH SERIES, MUNICIPAL CASH SERIES AND PRIME CASH SERIES
                          ONLY) to read as follows:

                          "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

(d) To amend the Funds' fundamental investment policy regarding investments in commodities to read as follows:

                          "The Fund may not purchase or sell physical
commodities, provided that the Fund may purchase securities of companies that deal in commodities."

(e) To amend the Funds' fundamental investment policies regarding underwriting securities to read as follows:

                          "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

(f) To amend the Funds' fundamental investment policies regarding lending by the Fund to read as follows:

                          "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                          (TREASURY CASH SERIES has no present intention of
engaging in securities lending.)

(g) To amend the Funds' fundamental investment policies regarding concentration of the Fund's investments in the securities of companies in the same industry to read as follows:

                          "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect."

(h) To amend and make non-fundamental the Funds' fundamental investment policy regarding buying securities on margin to read as follows:

                          "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities."

(i) To amend and make non-fundamental the Funds' fundamental investment policy regarding pledging assets to read as follows:

                          "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

(j) To make non-fundamental the Fund's fundamental investment policy on investing in restricted securities (TREASURY CASH SERIES ONLY).

(2) To eliminate the Funds' fundamental investment policy on selling securities short.

(3) To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law.


III. The following actions were taken by the Board of Directors with regard to non-fundamental investment policies:

(1) Approved the elimination of the following non-fundamental investment limitations of the Funds:

          (a) The Fund will not invest in securities of a company for the purpose of exercising control or management; and

          (b) The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

     (2) Approved revisions to the Fund's non-fundamental investment limitation regarding restricted securities (GOVERNMENT CASH SERIES ONLY) to read as follows:

                             "The Fund may invest in restricted securities.
                      Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors certain restricted securities are not determined to be liquid the Fund will limit their purchase, together with other liquid securities, to 10% of its net assets."

(3) Approved revisions to the Funds' non-fundamental investment limitations to read as follows:

                     "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets."

(4) Approved the elimination of the following undertaking of the Funds:

                     "The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year."

     (5) Approved the addition of a non-fundamental investment policy as follows in applying the Funds' concentration restriction to the Funds:

                     "(a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities."

     (6) Approved the elimination of the Funds' non-fundamental investment policy pertaining to when-issued and delayed delivery transactions that provides that the Fund will not engage in such transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

     (7) Approved the addition of a non-fundamental investment policy (TREASURY CASH SERIES ONLY) to read as follows:

                      "The Fund may engage in reverse repurchase agreements."

     (8) Approved the addition of a non-fundamental policy that provides that the Funds will pursue their investment objectives by investing in a portfolio of money market securities maturing in 397 days or less.



                                                                   June 30, 1999

Cusip 147551204
          147551303
          147551105
          147551402

G02613-03 (7/99)